Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS

August 31, 2026 (Unaudited)

Shares/$ Par		Value
Preferred Stock & Hybrid Preferred Securities§ — 75.8%
	Banking — 33.2%
$4,815,000	American AgCredit Corporation, 8.746% to 06/15/31 then T5Y + 4.50%, Series A, 144A****	$4,809,222	*(1)(2)(3)
	Bank of America Corporation:
$5,045,000	6.125% to 04/27/27 then T5Y + 3.231%, Series TT	5,073,626	*(1)(2)(3)
$2,110,000	6.25% to 07/26/30 then T5Y + 2.351%, Series UU	2,114,043	*(1)(2)
37,300	Bank of New York Mellon Corporation, 6.15% to 03/20/30 then T5Y + 2.161%, Series K	939,214	*(1)
	Capital One Financial Corporation:
28,163	5.00%, Series I	492,289	*(1)(2)
$2,750,000	3.95% to 09/01/26 then T5Y + 3.157%, Series M	2,750,000	*(1)
	Citigroup, Inc.:
60,000	6.25%, Series II	1,452,000	*(1)
$1,075,000	4.15% to 11/15/26 then T5Y + 3.00%, Series Y	1,072,861	*(1)
$1,865,000	6.625% to 02/15/31 then T5Y + 3.001%, Series HH	1,892,561	*(1)
$4,100,000	6.75% to 02/15/30 then T5Y + 2.572%, Series EE	4,116,703	*(1)(2)(3)
$1,875,000	6.875% to 08/15/30 then T5Y + 2.89%, Series GG	1,901,141	*(1)
$1,870,000	6.95% to 02/15/30 then T5Y + 2.726%, Series FF	1,893,300	*(1)
$2,790,000	7.00% to 08/15/34 then T10Y + 2.757%, Series DD	2,869,467	*(1)(2)(3)
$2,950,000	7.125% to 08/15/29 then T5Y + 2.693%, Series CC	3,018,992	*(1)(2)(3)
$3,000,000	7.375% to 05/15/28 then T5Y + 3.209%, Series Z	3,088,086	*(1)(2)(3)
$9,725,000	7.625% to 11/15/28 then T5Y + 3.211%, Series AA	10,180,276	*(1)(2)(3)
	Citizens Financial Group, Inc.:
85,100	7.375%, Series H	2,206,643	*(1)
79,000	6.50% to 10/06/30 then T5Y + 2.629%, Series I	1,959,990	*(1)
$2,415,000	TSFR3M + 3.41861%, 7.17063%(4), Series C	2,424,945	*(1)
	CoBank ACB:
$550,000	6.25% to 10/01/26 then TSFR3M + 4.92161%, Series I, 144A****	551,375	*(1)
$1,840,000	6.75% to 07/01/31 then T5Y + 2.62%, Series N, 144A****	1,843,096	*(1)(2)
$1,250,000	7.125% to 01/01/30 then T5Y + 2.818%, Series M, 144A****	1,267,329	*(1)
	Compeer Financial ACA:
$975,000	7.875% to 02/15/31 then T5Y + 4.155%, Series C-1, 144A****	993,515	*(1)
$660,000	8.476% to 08/15/31 then T5Y + 4.10%, Series B-1, 144A****	654,354	*(1)
111,900	ConnectOne Bancorp, Inc., 5.25% to 09/01/26 then T5Y + 4.42%, Series A	2,832,189	*(1)

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2026 (Unaudited)

Shares/$ Par		Value
91,000	Dime Commercial Bancshares, Inc., 5.50%, Series A	$1,577,940	*(1)
$1,515,000	Farm Credit Bank of Texas, 7.00% to 09/15/30 then T5Y + 3.01%, Series B-6, 144A****	1,541,967	(1)
	Fifth Third Bancorp:
78,802	6.00%, Series A	1,754,920	*(1)
341,160	6.875% to 10/01/30 then T5Y + 3.125%, Series M	8,805,340	*(1)(2)
276,818	TSFR3M + 3.97161%, 7.70383%(4), Series I	7,042,250	*(1)(2)
	First Citizens BancShares, Inc.:
45,359	5.375%, Series A	897,655	*(1)(2)
97,400	6.625% to 03/15/31 then T5Y + 2.83%, Series E	2,420,390	*(1)(2)
$2,765,000	7.00% to 12/15/30 then T5Y + 3.301%, Series D	2,794,010	*(1)(2)(3)
	First Horizon Corporation:
48,634	6.50%, Series E	1,138,522	*(1)
70,500	6.75%, Series H	1,720,200	*(1)
565,254	Flagstar Financial, 6.375% to 03/17/27 then TSFR3M + 4.0826%, Series A	13,566,096	*(1)(2)
26,200	Fulton Financial Corporation, 5.125%, Series A	465,836	*(1)
	Goldman Sachs Group:
$1,875,000	6.125% to 11/10/34 then T10Y + 2.40%, Series Y	1,856,027	*(1)
$1,945,000	6.50% to 08/10/31 then T5Y + 2.175%, Series AA	1,936,704	*(1)
$1,180,000	6.85% to 02/10/30 then T5Y + 2.461%, Series Z	1,210,099	*(1)
$955,000	7.50% to 02/10/29 then T5Y + 3.156%, Series W	994,565	*(1)
$3,740,000	7.50% to 05/10/29 then T5Y + 2.809%, Series X	3,876,951	*(1)(2)(3)
	Huntington Bancshares, Inc.:
57,777	5.50%, Series L	1,107,585	*(1)
$850,000	5.625% to 07/15/30 then T10Y + 4.945%, Series F	851,602	*(1)
$935,000	6.25% to 10/15/30 then T5Y + 2.653%, Series K	942,419	*(1)
102,200	6.875% to 04/15/28 then T5Y + 2.704%, Series J	2,575,440	*(1)(2)
	JPMorgan Chase & Company:
$2,635,000	6.10% to 07/01/31 then T5Y + 2.08%, Series PP	2,640,433	*(1)(2)
$3,800,000	6.875% to 06/01/29 then T5Y + 2.737%, Series NN	3,942,736	*(1)(2)(3)
	KeyCorp:
$650,000	5.00% to 09/15/26 then TSFR3M + 3.8676%, Series D	650,246	*(1)
265,788	6.125% to 12/15/26 then TSFR3M + 4.15361%, Series E	6,634,068	*(1)(2)
198,300	6.20% to 12/15/27 then T5Y + 3.132%, Series H	4,991,211	*(1)(2)

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2026 (Unaudited)

Shares/$ Par		Value
	M&T Bank Corporation:
67,200	6.35%, Series K	$1,628,928	*(1)
$1,700,000	3.50% to 09/01/26 then T5Y + 2.679%, Series I	1,710,141	*(1)
61,466	5.625% to 12/15/26 then TSFR3M + 4.28161%, Series H	1,553,860	*(1)
	Morgan Stanley:
177,361	5.85%, Series K	3,985,302	*(1)(2)
44,600	6.625%, Series Q	1,129,718	*(1)
674,994	6.875%, Series F	17,070,598	*(1)(2)
121,675	7.125%, Series E	3,097,845	*(1)(2)
$800,000	TSFR3M + 3.42161%, 7.08596%(4), Series N	808,646	*(1)(2)(3)
288,094	Pinnacle Financial Partners, Inc., 8.397% to 07/01/29 then T5Y + 4.127%, Series B	7,553,825	*(1)(2)
	PNC Financial Services Group, Inc.:
$1,925,000	3.40% to 09/15/26 then T5Y + 2.595%, Series T	1,930,044	*(1)
$10,769,000	6.00% to 05/15/27 then T5Y + 3.00%, Series U	10,807,424	*(1)(2)(3)
$1,795,000	6.20% to 09/15/27 then T5Y + 3.238%, Series V	1,811,652	*(1)(2)(3)
$2,200,000	6.25% to 03/15/30 then T7Y + 2.808%, Series W	2,236,271	*(1)(2)(3)
	Regions Financial Corporation:
284,219	5.70% to 08/15/29 then TSFR3M + 3.40961%, Series C	6,963,366	*(1)(2)
134,000	6.95% to 09/15/29 then T5Y + 2.771%, Series F	3,411,640	*(1)(2)
$2,343,000	State Street Corporation, 6.70% to 03/15/29 then T5Y + 2.613%, Series I	2,398,391	*(1)(2)(3)
	Synchrony Financial:
130,000	5.625%, Series A	2,410,200	*(1)(2)
149,900	8.25% to 05/15/29 then T5Y + 4.044%, Series B	3,882,410	*(1)
83,500	Texas Capital Bancshares Inc., 5.75%, Series B	1,718,430	*(1)
112,600	UMB Financial Corporation, 7.75% to 07/15/30 then T5Y + 3.743%, Series B	2,983,900	*(1)(2)
	Valley National Bancorp:
45,126	TSFR3M + 4.11161%, 7.84383%(4), Series A	1,137,175	*(1)(2)
36,872	8.25% to 09/30/29 then T5Y + 4.182%, Series C	950,929	*(1)
55,000	Washington Federal, Inc., 4.875%, Series A	919,050	*(1)
	Wells Fargo & Company:
41,356	4.25%, Series DD	664,591	*(1)
759	7.50%, Series L	868,311	*(1)
$2,325,000	6.125% to 06/15/31 then T5Y + 2.34%, Series GG	2,305,382	*(1)(2)
$3,500,000	6.85% to 09/15/29 then T5Y + 2.767%, Series FF	3,614,086	*(1)(2)(3)
$5,650,000	7.625% to 09/15/28 then T5Y + 3.606%, Series EE	5,884,730	*(1)(2)(3)

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2026 (Unaudited)

Shares/$ Par		Value
169,600	WesBanco, Inc., 7.375% to 10/01/30 then T5Y + 3.795%, Series B	$4,370,592	*(1)(2)
59,000	Western Alliance Bancorp, 4.25% to 09/30/26 then T5Y + 3.452%, Series A	1,464,970	*(1)
78,080	Wintrust Financial Corporation, 7.875% to 07/15/30 then T5Y + 3.878%, Series F	2,044,915	*(1)
		243,649,751
	Financial Services — 3.4%
	AerCap Holdings NV:
$1,420,000	6.50% to 01/31/31 then T5Y + 2.441%, 01/31/56, 144A****	1,430,348	(5)
$2,780,000	6.95% to 03/10/30 then T5Y + 2.72%, 03/10/55	2,856,063	(2)(3)(5)
70,000	Affiliated Managers Group, Inc., 6.75% 03/30/64	1,556,800
	Ally Financial, Inc.:
$2,150,000	4.70% to 05/15/28 then T7Y + 3.481%, Series C	2,086,929	*(1)
$2,575,000	7.10% to 08/15/31 then T5Y + 3.148%, Series D	2,605,864	*(1)(2)
	American Express Company:
$1,850,000	3.55% to 09/15/26 then T5Y + 2.854%, Series D	1,848,842	*(1)(2)
$1,890,000	6.45% to 09/15/31 then T5Y + 2.119%, Series E	1,904,319	*(1)(2)
35,800	Carlyle Finance LLC, 4.625% 05/15/61	572,442
$2,380,000	Charles Schwab Corporation, 6.10% to 06/01/31 then T5Y + 2.25%, Series L	2,348,903	*(1)(2)
	General Motors Financial Company:
$1,875,000	5.70% to 09/30/30 then T5Y + 4.997%, Series C	1,871,273	*(1)
$2,500,000	6.50% to 09/30/28 then 3ML + 3.436%, Series B	2,510,578	*(1)(2)
	Stifel Financial Corp.:
37,152	4.50%, Series D	587,373	*(1)
65,733	6.25%, Series B	1,465,189	*(1)(2)
64,340	TPG Operating Group II LP, 6.95% 03/15/64	1,451,510	(2)
		25,096,433
	Insurance — 17.8%
$5,340,000	American International Group, Inc., 8.175% to 05/15/38 then 3ML + 4.195%, 05/15/58, Series A-6	5,796,837	(2)(3)
$1,695,000	American National Group, Inc., 7.00% to 12/01/30 then T5Y + 3.183%, 12/01/55	1,620,384
26,109	Arch Capital Group, Ltd., 5.45%, Series F	494,766	**(1)(2)(5)
8,203	Assurant, Inc., 5.25% 01/15/61	151,017
	Athene Holding Ltd.:
66,800	4.875%, Series D	1,085,500	*(1)(2)
288,100	6.35% to 06/30/29 then 3ML + 4.253%, Series A	6,862,542	*(1)(2)
90,680	7.25% to 03/30/29 then T5Y + 2.986%, 03/30/64	2,252,491	(2)

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2026 (Unaudited)

Shares/$ Par		Value
38,900	CNO Financial Group, Inc., 5.125% 11/25/60	$631,347
	Corebridge Financial, Inc.:
$1,875,000	6.375% to 09/15/34 then T5Y + 2.646%, 09/15/54, 144A****	1,863,161	(2)
$1,310,000	6.875% to 12/01/30 then T5Y + 3.181%, Series A	1,359,318	*(1)
$1,500,000	CVS Health Corporation, 7.00% to 03/10/30 then T5Y + 2.886%, 03/10/55, Series A	1,549,325
358,465	Delphi Financial Group, TSFR3M + 3.45161%, 7.19225%(4), 05/15/37	8,970,587	(2)
	Enstar Group Ltd.:
141,000	7.00% to 09/01/28 then TSFR3M + 4.27661%, Series D	3,193,650	**(1)(2)(5)
$1,300,000	7.50% to 04/01/35 then T5Y + 3.186%, 04/01/45, 144A****	1,352,187	(5)
$1,480,000	Equitable Holdings, Inc., 6.70% to 03/28/35 then T5Y + 2.39%, 03/28/55	1,499,144
$754,000	Everest Reinsurance Holdings, TSFR3M + 2.6466%, 6.38725%(4), 05/15/37	719,978	(2)(3)
98,000	F&G Annuities & Life, Inc., 7.30% 01/15/65	2,055,060
$1,370,000	Fortegra Group, Inc., 9.25% to 11/15/34 then T5Y + 8.72%, 11/15/64, 144A****	1,347,436
	Global Atlantic Fin Company:
$2,250,000	7.25% to 03/01/31 then T5Y + 3.55%, 03/01/56, 144A****	2,173,239
$1,700,000	7.95% to 10/15/29 then T5Y + 3.608%, 10/15/54, 144A****	1,698,652
$1,500,000	Humana, Inc., 6.625% to 09/15/31 then T5Y + 2.891%, 09/15/56	1,487,951
37,200	Jackson Financial, Inc., 8.00% to 03/30/28 then T5Y + 3.728%, Series A	957,528	*(1)
$3,425,000	Kuvare US Holdings, Inc., 10.469% to 05/01/31 then T5Y + 6.541%, 02/17/51, Series A, 144A****	3,433,528	*
$20,983,000	Liberty Mutual Group, 7.80% 03/15/37, 144A****	22,849,780	(2)(3)
	Lincoln National Corporation:
50,100	9.00%, Series D	1,317,630	*(1)
$1,480,000	6.80% to 07/15/36 then T5Y + 2.40%, 07/15/56	1,471,258
$1,250,000	9.25% to 03/01/28 then T5Y + 5.318%, Series C	1,315,249	*(1)
	MetLife, Inc.:
$17,200,000	9.25% 04/08/38, 144A****	19,940,441	(2)(3)
$2,606,000	10.75% 08/01/39	3,340,814	(2)(3)
149,976	PartnerRe Ltd., 4.875%, Series J	2,324,628	**(1)(5)
$940,000	Prudential Financial, Inc., 6.75% to 03/01/33 then T5Y + 2.848%, 03/01/53	978,683
	Reinsurance Group of America, Inc.:
$1,015,000	6.375% to 09/15/36 then T5Y + 2.344%, 09/15/56	988,843
$710,000	6.65% to 09/15/35 then T5Y + 2.392%, 09/15/55	708,628
129,350	7.125% to 10/15/27 then T5Y + 3.456%, 10/15/52	3,319,121	(2)

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2026 (Unaudited)

Shares/$ Par		Value
67,657	RenaissanceRe Holdings Ltd., 4.20%, Series G	$995,911	**(1)(2)(5)
	SBL Holdings, Inc.:
$3,500,000	6.50% to 11/13/26 then T5Y + 5.62%, Series B, 144A****	3,181,074	*(1)(2)(3)
$3,050,000	9.508% to 05/13/30 then T5Y + 5.58%, Series A, 144A****	2,880,354	*(1)(2)(3)
	Unum Group:
$9,836,000	Provident Financing Trust I, 7.405% 03/15/38	10,121,968	(2)(3)
77,000	Voya Financial, Inc., 5.35% to 09/15/29 then T5Y + 3.21%, Series B	1,804,880	*(1)(2)
		130,094,890
	Utilities — 11.6%
$2,305,000	AES Corporation, 7.60% to 01/15/30 then T5Y + 3.201%, 01/15/55	2,357,955	(2)
	Algonquin Power & Utilities Corporation:
$3,200,000	4.75% to 04/18/27 then T5Y + 3.249%, 01/18/82, Series 2022-B	3,180,661	(2)(3)(5)
198,232	TSFR3M + 4.27161%, 7.99704%(4), 07/01/79, Series 2019-A	5,221,431	(2)(5)
$1,565,000	AltaGas Ltd., 7.20% to 10/15/34 then T5Y + 3.573%, 10/15/54, 144A****	1,619,689	(5)
	American Electric Power Company, Inc.:
$1,360,000	3.875% to 02/15/27 then T5Y + 2.675%, 02/15/62	1,356,397	(2)(3)
$1,550,000	6.05% to 03/15/36 then T5Y + 1.94%, 03/15/56, Series D	1,508,530
$2,915,000	6.95% to 12/15/34 then T5Y + 2.675%, 12/15/54, Series B	3,063,123	(2)(3)
$2,245,000	CenterPoint Energy, Inc., 6.85% to 02/15/35 then T5Y + 2.946%, 02/15/55, Series B	2,331,554	(2)(3)
$1,120,000	CMS Energy Corporation, 6.50% to 06/01/35 then T5Y + 1.961%, 06/01/55	1,131,191
	Dominion Energy, Inc.:
$1,800,000	4.35% to 04/15/27 then T5Y + 3.195%, Series C	1,796,438	*(1)(2)(3)
$2,515,000	6.625% to 05/15/35 then T5Y + 2.207%, 05/15/55, Series C	2,533,279	(2)(3)
$3,885,000	7.00% to 06/01/34 then T5Y + 2.511%, 06/01/54, Series B	4,042,797	(2)(3)
75,000	DTE Energy Company, 6.25% 10/01/85, Series H	1,734,750
$2,830,000	Duke Energy Corporation, 6.45% to 09/01/34 then T5Y + 2.588%, 09/01/54	2,896,250	(2)(3)
$4,200,000	Edison International, 5.00% to 03/15/27 then T5Y + 3.901%, Series B	4,147,306	*(1)(2)(3)
	Emera, Inc.:
$1,125,000	Emera US Finance LLC, 6.85% to 10/01/36 then T5Y + 2.648%, 10/01/56, Series B	1,129,246
$3,475,000	EUSHI Finance, Inc., 7.625% to 12/15/29 then T5Y + 3.136%, 12/15/54	3,600,121	(2)(3)
	Entergy Corporation:
$1,535,000	6.10% to 06/15/36 then T5Y + 2.013%, 06/15/56, Series 2025B	1,505,360
$1,485,000	6.50% to 12/15/33 then T5Y + 2.03%, 12/15/58	1,479,855
$3,190,000	7.125% to 12/01/29 then T5Y + 2.67%, 12/01/54	3,281,572	(2)(3)
$1,940,000	Evergy, Inc., 6.65% to 06/01/30 then T5Y + 2.558%, 06/01/55	1,959,107	(2)(3)

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2026 (Unaudited)

Shares/$ Par		Value
$865,000	Eversource Energy, 6.35% to 08/15/36 then T5Y + 2.325%, 08/15/56, Series B	$863,082
$1,120,000	Exelon Corporation, 6.50% to 03/15/35 then T5Y + 1.975%, 03/15/55	1,129,439
	NextEra Energy:
	NextEra Energy Capital Holdings, Inc.:
$1,870,000	6.375% to 08/15/30 then T5Y + 2.053%, 08/15/55, Series S	1,881,385	(2)
$1,033,000	6.70% to 09/01/29 then T5Y + 2.364%, 09/01/54, Series Q	1,053,445
$2,265,000	6.75% to 06/15/34 then T5Y + 2.457%, 06/15/54, Series R	2,324,683	(2)(3)
	NiSource, Inc.:
$940,000	6.375% to 03/31/35 then T5Y + 2.527%, 03/31/55	947,999
$1,740,000	6.95% to 11/30/29 then T5Y + 2.451%, 11/30/54	1,789,195	(2)
$1,795,000	Northwest Natural Holding Company, 7.00% to 09/15/35 then T5Y + 2.701%, 09/15/55	1,820,704	(2)(3)
$1,950,000	PacifiCorp, 7.125% to 08/15/31 then T5Y + 3.292%, 08/15/56	1,928,928
$2,370,000	Puget Energy, Inc., 7.25% to 09/15/36 then T5Y + 2.848%, 09/15/56, Series B	2,376,932
	Sempra:
$3,250,000	4.125% to 04/01/27 then T5Y + 2.868%, 04/01/52	3,226,729	(2)(3)
$1,875,000	6.40% to 10/01/34 then T5Y + 2.632%, 10/01/54	1,854,968	(2)
$1,890,000	6.875% to 10/01/29 then T5Y + 2.789%, 10/01/54	1,922,611	(2)
	Southern California Edison:
98,507	SCE Trust VII, 7.50%, Series M	2,332,646	*(1)(2)
68,000	SCE Trust VIII, 6.95%, Series N	1,525,240	*(1)
$950,000	Southern Company, 6.375% to 03/15/35 then T5Y + 2.069%, 03/15/55, Series 2025-B	955,543
$1,575,000	Spire, Inc., 6.45% to 06/01/36 then T5Y + 2.327%, 06/01/56, Series B	1,572,514
$1,570,000	TXNM Energy, Inc., 7.00% to 07/31/31 then T5Y + 3.254%, 07/31/56, 144A****	1,591,628
$450,000	Vistra Corporation, 7.00% to 12/15/26 then T5Y + 5.74%, Series B, 144A****	452,462	*(1)
74,800	Xcel Energy, Inc., 6.25% 10/15/85	1,679,260
		85,106,005
	Energy — 4.0%
	Enbridge, Inc.:
$4,920,000	7.375% to 03/15/30 then T5Y + 3.122%, 03/15/55, Series A	5,141,754	(2)(3)(5)
$2,320,000	8.50% to 01/15/34 then T5Y + 4.431%, 01/15/84, Series 2023-B	2,618,051	(2)(3)(5)
	Energy Transfer LP:
$1,450,000	6.75% to 02/15/36 then T5Y + 2.475%, 02/15/56, Series B	1,448,209
$5,660,000	7.125% to 05/15/30 then T5Y + 5.306%, Series G	5,825,034	(1)(2)(3)
$2,550,000	8.00% to 05/15/29 then T5Y + 4.02%, 05/15/54	2,673,900	(2)(3)

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2026 (Unaudited)

Shares/$ Par		Value
$3,750,000	Phillips 66 Company, 6.20% to 03/15/36 then T5Y + 2.166%, 03/15/56, Series B	$3,705,991	(2)(3)
$1,610,000	South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 03/01/35 then T5Y + 3.667%, 03/01/55	1,690,273	(5)
$1,445,000	Sunoco LP, 7.875% to 09/18/30 then T5Y + 4.23%, Series A, 144A****	1,490,861	(1)
	Transcanada Pipelines, Ltd.:
$3,254,000	5.50% to 09/15/29 then TSFR3M + 4.41561%, 09/15/79	3,216,078	(2)(3)(5)
$1,310,000	6.375% to 10/17/36 then T5Y + 2.117%, 10/17/56, Series 2026-B	1,307,627	(5)
		29,117,778
	Communication — 1.9%
$2,200,000	Bell Canada, 7.00% to 09/15/35 then T5Y + 2.363%, 09/15/55, Series B	2,223,839	(2)(5)
$1,195,000	British Telecommunications PLC, 4.875% to 11/23/31 then T5Y + 3.493%, 11/23/81, 144A****	1,145,334	(5)
$4,370,000	Paramount Global, 6.375% to 03/30/27 then T5Y + 3.999%, 03/30/62	3,588,877	(2)(3)
$1,660,000	Rogers Communications, Inc., 7.125% to 04/15/35 then T5Y + 2.62%, 04/15/55	1,672,028	(5)
$1,355,000	TELUS Corporation, 7.00% to 10/15/35 then T5Y + 2.709%, 10/15/55, Series B	1,345,139	(5)
$1,810,000	Verizon Communications, Inc., 6.75% to 02/15/37 then T5Y + 2.297%, 02/15/57	1,805,693
$2,125,000	Vodafone Group PLC, 7.00% to 04/04/29 then SW5 + 4.873%, 04/04/79	2,180,650	(5)
		13,961,560
	Real Estate Investment Trust (REIT) — 1.6%
70,000	Adamas Trust, Inc., 6.875% to 10/15/26 then TSFR3M + 6.13%, Series F	1,745,100	(1)
10,685	Annaly Capital Management, Inc., TSFR3M + 5.25461%, 8.98683%(4), Series F	277,169	(1)
	Arbor Realty Trust, Inc.:
29,258	6.375%, Series D	457,010	(1)
162,132	6.25% to 10/30/26 then TSFR3M + 5.44%, Series F	3,667,426	(1)(2)
229,900	KKR Real Estate Finance Trust, Inc., 6.50%, Series A	4,200,273	(1)(2)
65,100	TPG RE Finance Trust, Inc., 6.25%, Series C	1,204,350	(1)
		11,551,328
	Miscellaneous Industries — 2.3%
112,920	Apollo Global Management, Inc., 7.625% to 12/15/28 then T5Y + 3.226%, 09/15/53	2,896,398	(2)
$2,300,000	FMC Corporation, 8.45% to 11/01/30 then T5Y + 4.366%, 11/01/55	1,701,267	(2)
	Land O’ Lakes, Inc.:
$725,000	7.25%, Series B, 144A****	667,000	*(1)
$11,700,000	8.00%, Series A, 144A****	11,700,000	*(1)(2)
		16,964,665
	Total Preferred Stock & Hybrid Preferred Securities (Cost $565,784,358)	555,542,410

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2026 (Unaudited)

Shares/$ Par		Value
Contingent Capital Securities† — 22.2%
	Banking — 22.2%
	Banco Bilbao Vizcaya Argentaria SA:
$7,000,000	6.125% to 11/16/27 then SW5 + 3.87%	$7,013,692	**(1)(2)(5)
$1,600,000	7.125% to 05/08/33 then T5Y + 2.985%, Series 16	1,607,475	**(1)(5)
$4,800,000	9.375% to 09/19/29 then T5Y + 5.099%, Series 12	5,201,875	**(1)(2)(3)(5)
	Banco Mercantil del Norte SA:
$1,900,000	6.625% to 01/24/32 then T10Y + 5.034%, 144A****	1,824,086	**(1)(5)
$1,712,000	7.50% to 06/27/29 then T10Y + 5.47%, 144A****	1,725,481	**(1)(5)
$1,660,000	7.625% to 01/10/28 then T10Y + 5.353%, 144A****	1,673,179	**(1)(5)
$2,015,000	8.45% to 06/24/36 then T5Y + 4.009%, 144A****	2,020,038	**(1)(5)
$2,642,000	8.75% to 05/20/35 then T10Y + 4.299%, 144A****	2,736,232	**(1)(5)
	Banco Santander SA:
$5,600,000	7.25% to 06/03/36 then T5Y + 2.837%	5,640,270	**(1)(2)(5)
$3,800,000	8.00% to 08/01/34 then T5Y + 3.911%	4,061,571	**(1)(2)(3)(5)
$3,800,000	9.625% to 11/21/33 then T5Y + 5.298%, 144A****	4,425,001	**(1)(2)(5)
	Bank of Montreal:
$5,850,000	6.875% to 11/26/30 then T5Y + 2.976%, 11/26/85, Series 6	5,894,881	**(2)(3)(5)
$1,150,000	7.30% to 11/26/34 then T5Y + 3.01%, 11/26/84, Series 5	1,188,264	**(5)
$2,210,000	7.70% to 05/26/29 then T5Y + 3.452%, 05/26/84, Series 4	2,310,054	**(2)(3)(5)
	Bank of Nova Scotia:
$1,905,000	6.875% to 10/27/35 then T5Y + 2.734%, 10/27/85, Series 7	1,891,098	**(2)(5)
$1,770,000	7.35% to 04/27/30 then T5Y + 2.903%, 04/27/85, Series 6	1,824,068	**(2)(5)
$2,460,000	8.00% to 01/27/29 then T5Y + 4.017%, 01/27/84, Series 5	2,593,022	**(2)(3)(5)
$2,425,000	8.625% to 10/27/27 then T5Y + 4.389%, 10/27/82, Series 4	2,518,234	**(2)(3)(5)
	Barclays Bank PLC:
$1,075,000	4.375% to 09/15/28 then T5Y + 3.41%	1,050,941	**(1)(5)
$1,825,000	7.625% to 09/15/35 then SOFR5Y + 3.686%	1,894,823	**(1)(5)
$1,140,000	8.00% to 09/15/29 then T5Y + 5.431%	1,194,606	**(1)(5)
$2,350,000	9.625% to 06/15/30 then SOFR5Y + 5.775%	2,598,160	**(1)(2)(3)(5)
$1,500,000	BBVA Bancomer SA, 5.875% to 09/13/29 then T5Y + 4.308%, 09/13/34, 144A****	1,475,551	(2)(5)

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2026 (Unaudited)

Shares/$ Par		Value
	BNP Paribas:
$1,125,000	4.625% to 02/25/31 then T5Y + 3.34%, 144A****	$1,026,714	**(1)(5)
$2,225,000	7.20% to 04/17/36 then T5Y + 2.942%, 144A****	2,197,659	**(1)(5)
$2,300,000	7.375% to 09/10/34 then T5Y + 3.535%, 144A****	2,349,415	**(1)(2)(3)(5)
$7,160,000	7.45% to 06/27/35 then T5Y + 3.134%, Series 1, 144A****	7,264,830	**(1)(2)(5)
$2,280,000	7.75% to 08/16/29 then T5Y + 4.899%, 144A****	2,384,447	**(1)(2)(5)
$5,576,000	8.50% to 08/14/28 then T5Y + 4.354%, 144A****	5,860,593	**(1)(2)(3)(5)
$1,300,000	9.25% to 11/17/27 then T5Y + 4.969%, 144A****	1,360,176	**(1)(5)
	Canadian Imperial Bank of Commerce:
$1,610,000	6.95% to 01/28/30 then T5Y + 2.833%, 01/28/85, Series 5	1,629,017	**(2)(5)
$1,915,000	7.00% to 10/28/30 then T5Y + 3.00%, 10/28/85, Series 7	1,946,058	**(2)(5)
$1,640,000	Credit Agricole SA, 7.125% to 09/23/35 then SOFR5Y + 3.584%, 144A****	1,657,274	**(1)(2)(3)(5)
	HSBC Holdings PLC:
$1,000,000	6.00% to 05/22/27 then SW5 + 3.746%	1,006,862	**(1)(2)(5)
$9,025,000	6.50% to 03/23/28 then SW5 + 3.606%	9,138,471	**(1)(2)(3)(5)
$1,150,000	6.75% to 05/18/33 then T5Y + 2.513%	1,141,667	**(1)(5)
$1,600,000	6.95% to 09/11/34 then T5Y + 3.191%	1,638,544	**(1)(2)(3)(5)
$2,210,000	7.00% to 03/24/36 then T5Y + 2.798%	2,227,888	**(1)(2)(5)
$1,520,000	7.05% to 12/05/30 then T5Y + 2.987%	1,555,728	**(1)(5)
$1,825,000	ING Groep NV, 3.875% to 11/16/27 then T5Y + 2.862%	1,799,039	**(1)(5)
	Lloyds Banking Group PLC:
$1,635,000	6.625% to 09/27/35 then T5Y + 2.681%	1,609,774	**(1)(5)
$15,690,000	8.00% to 03/27/30 then T5Y + 3.913%	16,660,144	**(1)(2)(3)(5)
	NatWest Group PLC:
$950,000	4.60% to 12/28/31 then T5Y + 3.10%, - -	877,095	**(1)(5)
$670,000	8.125% to 05/10/34 then T5Y + 3.752%	731,660	**(1)(5)
	Royal Bank of Canada:
$3,220,000	6.35% to 11/24/34 then T5Y + 2.257%, 11/24/84, Series 5	3,074,255	**(2)(3)(5)
$2,200,000	6.50% to 11/24/35 then T5Y + 2.462%, 11/24/85, Series 7	2,125,169	**(2)(5)
$1,385,000	6.75% to 08/24/30 then T5Y + 2.815%, 08/24/85, Series 6	1,402,393	**(5)
$2,213,000	7.50% to 05/02/29 then T5Y + 2.887%, 05/02/84, Series 4	2,289,634	**(2)(3)(5)
	Societe Generale SA:
$2,300,000	5.375% to 11/18/30 then T5Y + 4.514%, 144A****	2,186,002	**(1)(2)(3)(5)
$300,000	6.75% to 04/06/28 then SW5 + 3.929%, 144A****	302,931	**(1)(5)
$7,540,000	9.375% to 05/22/28 then T5Y + 5.385%, 144A****	7,871,436	**(1)(2)(3)(5)

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2026 (Unaudited)

Shares/$ Par		Value
	Standard Chartered PLC:
$1,100,000	4.75% to 07/14/31 then T5Y + 3.805%, 144A****	$1,028,140	**(1)(5)
$5,700,000	7.75% to 02/15/28 then T5Y + 4.976%, 144A****	5,847,561	**(1)(2)(3)(5)
	Toronto-Dominion Bank:
$1,150,000	7.25% to 07/31/29 then T5Y + 2.977%, 07/31/84, Series 4	1,182,376	**(5)
$1,000,000	8.125% to 10/31/27 then T5Y + 4.075%, 10/31/82, Series 3, 144A****	1,033,252	**(5)
	UBS Group AG:
$1,550,000	4.375% to 02/10/31 then T5Y + 3.313%, 144A****	1,414,257	**(1)(5)
$1,840,000	7.00% to 07/08/36 then SOFR5Y + 3.321%, 144A****	1,841,151	**(1)(5)
$500,000	9.25% to 11/13/33 then T5Y + 4.758%, 144A****	571,269	**(1)(5)
		162,595,483
	Total Contingent Capital Securities (Cost $158,424,422)	162,595,483

Corporate Debt Securities§ — 0.5%
	Banking — 0.2%
46,000	Dime Commercial Bancshares, Inc., 9.00% to 07/15/29 then TSFR3M + 4.951%, 07/15/34	1,230,505
		1,230,505
	Communication — 0.3%
	Qwest Corporation:
$1,351,250	6.50% 09/01/51	1,032,355
82,550	6.75% 06/15/52	1,424,813
		2,457,168
	Total Corporate Debt Securities (Cost $4,444,182)	3,687,673

Money Market Fund — 0.4%
	BlackRock Liquidity Funds:
3,225,778	T-Fund, Institutional Class, 3.58%	3,225,778
	Total Money Market Fund (Cost $3,225,778)	3,225,778

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2026 (Unaudited)

		Value
Total Investments (Cost $731,878,740***)	98.9%	$725,051,344
Other Assets and Liabilities, excluding Loan Payable (net)	1.1%	7,755,919
Total Managed Assets	100.0%‡	$732,807,263
Loan Principal Balance		(276,300,000)
Net Assets Available To Common Stock		$456,507,263

§Date shown is maturity date unless referencing the end of the fixed-rate period of a fixed-to-floating rate security.

*Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**Securities distributing Qualified Dividend Income only.

***Aggregate cost of securities held.

****Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At August 31, 2026, these securities amounted to $154,554,707 or 21.1% of total managed assets.

(1)Perpetual security with no stated maturity date.

(2)All or a portion of this security is pledged as collateral for the Fund’s loan. The total value of such securities was $484,742,112 at August 31, 2026.

(3)All or a portion of this security has been rehypothecated. The total value of such securities was $264,352,125 at August 31, 2026.

(4)Represents the rate in effect as of the reporting date.

(5)Foreign Issuer.

†A Contingent Capital Security is a hybrid security with contractual loss-absorption characteristics.

‡The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

ABBREVIATIONS:
3ML	—	3-Month Intercontinental Exchange (ICE) London Interbank Offered Rate (LIBOR) USD A/360
SOFR5Y	—	5-year USD ICE Secured Overnight Financing Rate (SOFR) Swap
SW5	—	5-year USD Swap Semiannual 30/360
T5Y	—	Federal Reserve H.15 5-Yr Constant Maturity Treasury Semiannual yield
T7Y	—	Federal Reserve H.15 7-Yr Constant Maturity Treasury Semiannual yield
T10Y	—	Federal Reserve H.15 10-Yr Constant Maturity Treasury Semiannual yield
TSFR3M	—	Chicago Mercantile Exchange Inc. (CME) Term SOFR 3-Month

The administrator of U.S. dollar LIBOR, ICE, ceased publication of daily U.S. dollar LIBOR panels after June 30, 2023. For securities where (i) issuers have announced replacement reference rates or (ii) the Adjustable Interest Rate (LIBOR) Act of 2022 was determined by the Adviser to apply, the new reference rate (usually Term SOFR) has been listed as the benchmark. The spread over that benchmark includes any tenor spread adjustment applicable upon benchmark transition. For all other securities, the original reference rate and spread continue to be listed.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

Financial Highlights(1)

For the period December 1, 2025 through August 31, 2026 (Unaudited)

For a Common Stock share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$22.80
INVESTMENT OPERATIONS:
Net investment income	1.18
Net realized and unrealized gain/(loss) on investments	(0.56)
Total from investment operations	0.62
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(1.19)
Total distributions to Common Stock Shareholders	(1.19)
Net asset value, end of period	$22.23
Market value, end of period	$20.50
Common Stock shares outstanding, end of period	20,538,137
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Net investment income†	6.96	%*
Operating expenses including interest expense	3.87	%*
Operating expenses excluding interest expense	1.12	%*
SUPPLEMENTAL DATA:††
Portfolio turnover rate	8	%**
Total managed assets, end of period (in 000’s)	$732,807
Ratio of operating expenses including interest expense to average total managed assets	2.42	%*
Ratio of operating expenses excluding interest expense to average total managed assets	0.70	%*

(1)These tables summarize the nine months ended August 31, 2026 and should be read in conjunction with the Fund’s audited financial statements, including notes to the financial statements, in its Annual Report dated November 30, 2025.

*Annualized.

**Not annualized.

†The net investment income ratios reflect income net of operating expenses, including interest expense.

††Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

Financial Highlights (Continued)

Per Share of Common Stock (Unaudited)

	Total Dividends Paid	Net Asset Value	NYSE Closing Price	Dividend Reinvestment Price(1)
December 31, 2025	$0.1635	$22.84	$20.79	$20.86
January 30, 2026	0.1270	22.89	21.40	21.42
February 27, 2026	0.1270	22.84	21.72	21.61
March 31, 2026	0.1270	22.01	20.07	20.31
April 30, 2026	0.1270	22.54	21.16	21.22
May 29, 2026	0.1295	22.52	20.68	20.58
June 30, 2026	0.1295	22.44	20.67	20.72
July 31, 2026	0.1295	22.23	20.78	20.73
August 31, 2026	0.1314	22.23	20.50	20.49

(1)Whenever the net asset value per share of the Fund’s Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)

1.Aggregate Information for Federal Income Tax Purposes

At August 31, 2026, the aggregate cost of securities for federal income tax purposes was $736,040,592, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $12,771,739 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $23,760,987.

2. Additional Accounting Standards

Portfolio Valuation: Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate a Valuation Designee to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available.

The net asset value of the Fund’s Common Stock is calculated by the Fund’s Administrator no less frequently than on the last business day of each week and month in accordance with the policies and procedures adopted by the Adviser, as the Valuation Designee of the Board of Directors (the “Board”) of the Fund. Net asset value is calculated by dividing the value of the Fund’s net assets available to Common Stock by the number of shares of Common Stock outstanding. The value of the Fund’s net assets available to Common Stock is deemed to equal the value of the Fund’s total assets less (i) the Fund’s liabilities and (ii) the aggregate liquidation value of any outstanding preferred stock.

The Fund’s preferred and debt securities are valued on the basis of current market quotations provided by independent pricing services or dealers approved by the Valuation Designee. In determining the evaluated mean value of a particular preferred or debt security, a pricing service or dealer may use information with respect to transactions in such investments, quotations (based on the mean of bid and asked price), market transactions in comparable investments, various relationships observed in the market between investments, and/or calculated yield measures based on valuation technology commonly employed in the market for such investments. Common stocks that are traded on stock exchanges are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available mean price. Futures contracts and option contracts on futures contracts are valued on the basis of the settlement price for such contracts on the primary exchange on which they trade. Investments in over-the-counter derivative instruments, such as interest rate swaps and options thereon (“swaptions”), are valued using prices supplied by a pricing service, or if such prices are unavailable, prices provided by a single broker or dealer that is not the counterparty or, if no such prices are available, at a price at which the counterparty to the contract would repurchase the instrument or terminate the contract. Investments for which market quotations are not readily available or for which the Valuation Designee determines that the prices are not reflective of current market conditions are valued at fair value as determined in good faith by the Valuation Designee, including reference to valuations of other securities which are comparable in quality, maturity and type.

Investments in money market instruments and all debt and preferred securities which mature in 60 days or less are valued at amortized cost, provided such amount approximates market value. Investments in money market funds are valued at the net asset value of such funds.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

Fair Value Measurements: The Fund has analyzed all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period.

A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows:

	Total Value at August 31, 2026	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Preferred Stock & Hybrid Preferred Securities
Banking	$243,649,751	$134,390,333	$109,259,418	$—
Financial Services	25,096,433	5,633,314	19,463,119	—
Insurance	130,094,890	25,121,443	104,973,447	—
Utilities	85,106,005	12,493,327	72,612,678	—
Energy	29,117,778	—	29,117,778	—
Communication	13,961,560	—	13,961,560	—
Real Estate Investment Trust (REIT)	11,551,328	11,551,328	—	—
Miscellaneous Industries	16,964,665	2,896,398	14,068,267	—
Contingent Capital Securities
Banking	162,595,483	—	162,595,483	—
Corporate Debt Securities
Banking	1,230,505	1,230,505	—	—
Communication	2,457,168	1,424,813	1,032,355	—
Money Market Fund	3,225,778	3,225,778	—	—
Total Investments	$725,051,344	$197,967,239	$527,084,105	$—

During the reporting period, there were no transfers into or out of Level 3.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

The fair values of the Fund’s investments are generally based on market information and quotes received from brokers or independent pricing services that are unaffiliated with the Adviser. To assess the continuing appropriateness of security valuations, the Adviser regularly compares current prices to prior prices, prices across comparable securities, actual sale prices for securities in the Fund’s portfolio, and market information obtained by the Adviser as a function of being an active market participant.

Securities with quotes that are based on actual trades or actionable bids and offers with a sufficient level of activity on or near the measurement date are classified as Level 1. Securities that are priced using quotes derived from implied values, indicative bids and offers, or a limited number of actual trades—or the same information for securities that are similar in many respects to those being valued—are classified as Level 2. If market information is not available for securities being valued, or materially-comparable securities, then those securities are classified as Level 3. In considering market information, the Valuation Designee evaluates changes in liquidity, willingness of a broker to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of observable trades in the market.